MEMBER MANAGEMENT FEES PAYABLE -Schedule of members management fees payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Member management fees payable	¥ 78,355	¥ 108,384